Document and Entity Information	Jul. 18, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001517228
Document Type	8-K
Document Period End Date	Jul. 18, 2024
Entity Registrant Name	COMMSCOPE HOLDING COMPANY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36146
Entity Tax Identification Number	27-4332098
Entity Address, Address Line One	3642 E. US Highway 70
Entity Address, City or Town	Claremont
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28610
City Area Code	(828)
Local Phone Number	459-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	COMM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false